Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Net income	$ 3,732	$ 10,635
Items not involving cash
Depreciation of property and equipment (note 7)	3,220	3,385
Amortization of right-of-use assets (note 8)	2,486	1,930
Amortization of contract acquisition assets (note 6)	10,980	8,594
Share-based compensation (note 11(g))	10,359	6,772
Deferred income taxes	(4,444)	80
Current income taxes	765
Gain on early termination of operating lease	(26)
Interest	515
Unrealized gain on short-term investments		(278)
Unrealized foreign exchange loss (gain)	654	(297)
Change in non-cash working capital:
Trade and other receivables	4,877	(6,796)
Income tax receivable	(516)	596
Prepaid expenses and other	(1,692)	547
Contract acquisition assets	(12,159)	(10,032)
Trade and other payables	10,869	1,276
Income tax payable	(363)	368
Deferred revenue	17,579	8,175
Cash from operating activities	46,836	24,955
Investing activities:
Purchase of property and equipment	(2,834)	(3,856)
Lease incentive received	68
Proceeds from maturities of short-term investments	17,027	42,913
Purchase of short-term investments		(42,877)
Cash from (used in) investing activities:	14,261	(3,820)
Financing activities:
Dividends paid (note 11(i))	(12,012)	(10,035)
Proceeds from public offering (note 11(b))	69,000
Share issuance costs (note 11(b))	(5,323)
Proceeds from exercise of stock options (note 11(c))	656	1,646
Proceeds from Employee Stock Ownership Plan (note 11(f))	950	444
Tax remittances on share-based compensation	(1,239)
Repurchase of common shares for cancellation		(49)
Payment of lease liabilities (note 10)	(2,788)	(1,732)
Cash from (used in) financing activities:	49,244	(9,726)
Foreign exchange effect on cash	98	(373)
Increase in cash and cash equivalents	110,439	11,036
Cash and cash equivalents, beginning of year	29,727	18,691
Cash and cash equivalents, end of year	$ 140,166	$ 29,727